Loans - Summary of Carrying Amount of Loans Based on Internal Risk Rating Grades (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of internal credit grades [line items]
Gross residential mortgages	$ 280,672	$ 274,244	[1]
ECL allowance	3,917	3,902	[1]
Net loans	558,292	540,153
Gross personal	46,681	45,587	[1]
Gross credit card	20,551	18,538	[1]
Gross business and government	214,305	205,686
Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	166,645	165,021
Gross personal	16,772	18,788
Gross credit card	7,185	4,279
Very Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	87,124	83,256
Gross personal	9,697	4,401
Gross credit card	502	1,061
Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	13,967	15,929
Gross personal	11,872	15,342
Gross credit card	6,804	6,677
Medium [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	7,385	5,302
Gross personal	5,670	4,227
Gross credit card	5,365	5,579
High [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	1,568	1,100
Gross personal	1,567	1,835
Gross credit card	524	783
Default [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	790	585
Gross personal	260	214
Gross business and government	1,628	1,956
Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	3,193	3,051
Gross personal	843	780
Gross credit card	171	159
Gross business and government	245	207
Investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	102,531	99,834
Non investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	106,131	99,110
Watch list [member]
Disclosure of internal credit grades [line items]
Gross business and government	3,770	4,579
Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	449	456
Net loans	280,223	273,788
Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	942	1,017
Net loans	45,739	44,570
Credit card [member]
Disclosure of internal credit grades [line items]
ECL allowance	902	685
Net loans	19,649	17,853
Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	1,624	1,744
Net loans	212,681	203,942
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	255,657	237,940
ECL allowance	800	650
Net loans	514,526	479,896
Gross personal	41,967	36,304
Gross credit card	18,507	14,767
Gross business and government	199,195	191,535
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	160,515	150,022
Gross personal	16,689	18,785
Gross credit card	7,185	4,279
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Very Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	81,198	74,149
Gross personal	9,685	4,389
Gross credit card	502	1,061
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	10,329	10,817
Gross personal	10,498	11,031
Gross credit card	6,800	6,642
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Medium [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	851	322
Gross personal	3,848	1,165
Gross credit card	3,853	2,626
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | High [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	7
Gross personal	465	211
Gross credit card	2	6
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	2,757	2,630
Gross personal	782	723
Gross credit card	165	153
Gross business and government	230	192
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	101,809	99,322
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Non investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	97,131	91,920
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Watch list [member]
Disclosure of internal credit grades [line items]
Gross business and government	25	101
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	89	90
Net loans	255,568	237,850
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	221	141
Net loans	41,746	36,163
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Credit card [member]
Disclosure of internal credit grades [line items]
ECL allowance	279	166
Net loans	18,228	14,601
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	211	253
Net loans	198,984	191,282
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	24,021	35,517
ECL allowance	2,301	2,180
Net loans	41,668	58,339
Gross personal	4,422	9,036
Gross credit card	2,044	3,771
Gross business and government	13,482	12,195
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	6,130	14,999
Gross personal	83	3
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Very Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	5,926	9,107
Gross personal	12	12
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	3,638	5,112
Gross personal	1,374	4,311
Gross credit card	4	35
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Medium [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	6,534	4,980
Gross personal	1,822	3,062
Gross credit card	1,512	2,953
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | High [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	1,561	1,100
Gross personal	1,102	1,624
Gross credit card	522	777
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	232	219
Gross personal	29	24
Gross credit card	6	6
Gross business and government	15	15
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	722	512
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Non investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	9,000	7,190
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Watch list [member]
Disclosure of internal credit grades [line items]
Gross business and government	3,745	4,478
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	126	142
Net loans	23,895	35,375
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	531	695
Net loans	3,891	8,341
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Credit card [member]
Disclosure of internal credit grades [line items]
ECL allowance	623	519
Net loans	1,421	3,252
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	1,021	824
Net loans	12,461	11,371
Stage 3 [member] | Financial instruments credit-impaired [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	994	787
ECL allowance	816	1,072
Net loans	2,098	1,918
Gross personal	292	247
Gross business and government	1,628	1,956
Stage 3 [member] | Financial instruments credit-impaired [member] | Default [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	790	585
Gross personal	260	214
Gross business and government	1,628	1,956
Stage 3 [member] | Financial instruments credit-impaired [member] | Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	204	202
Gross personal	32	33
Stage 3 [member] | Financial instruments credit-impaired [member] | Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	234	224
Net loans	760	563
Stage 3 [member] | Financial instruments credit-impaired [member] | Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	190	181
Net loans	102	66
Stage 3 [member] | Financial instruments credit-impaired [member] | Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	392	667
Net loans	1,236	1,289
Stage 3 [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of internal credit grades [line items]
ECL allowance	$ 816	$ 1,072

[1]	Certain comparative amounts have been restated to reflect the adoption of IFRS 17 in the first quarter of 2024. See Note 1 to the consolidated financial statements for additional details.